NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
NET INCOME PER SHARE
Schedule of basic and diluted net income per share

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net income attributable to shareholders of the Company	3,496,606	5,781,725	4,024,173
Denominator:
Weighted average ordinary shares outstanding used in computing basic income per ordinary share	298,222,207	307,265,600	312,589,273
Plus: incremental weighted average ordinary shares from assumed exercise of stock options and restricted shares using the treasury stock method	8,442,892	14,132,153	9,429,237
Weighted average ordinary shares outstanding used in computing diluted income per ordinary share	306,665,099	321,397,753	322,018,510
Basic net income per share	11.72	18.82	12.87
Diluted net income per share	11.40	17.99	12.50